FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
11) FINANCIAL ASSETS
As of December 31, 2022 and 2021, all the financial assets of the Company are classified as amortized cost except for the derivative financial instruments that are classified as financial assets at fair value.
Credit risk arises from the possibility that the Atento Group might not recover its financial assets at the amounts recognized and in the established terms. Atento Group Management considers that the carrying amount of financial assets is similar to the fair value.
As of December 31, 2022, Atento Teleservicios España S.A, Atento Brasil S.A., Atento Colombia, Atento Chile and Atento Peru have entered into factoring agreements without recourse, anticipating an amount of 238,234 thousand U.S. dollars (168,822 thousand U.S dollars for December 31, 2021), receiving cash net of discount, the related trade receivables were derecognized, and interest expenses was recognized in the consolidated statements of loss.